Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 6,403,463	$ 2,372,842	$ 2,253,709
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Amortization of right-of-use asset			12,059
Realized loss (gain) from short-term investment	68,003	(337,101)	(163,388)
Net changes in operating assets and liabilities:
Accounts receivable	(2,591,170)	820,166	(1,884,960)
Inventory			353,872
Prepayment	(8,395,507)	(1,910,258)	1,049,599
Prepaid and other current assets	(581,466)	396,271	(305,995)
Rent deposit	0	1,293	1,696
Accounts payable	(1,625,255)	798,104	(580,891)
Other current liabilities	(17,143)	(60,930)	162,666
Net cash (used in) provided by operating activities	(6,739,075)	2,080,387	898,367
Cash flows from investing activities:
Purchase of short-term investment	(19,420,000)	(35,466,235)	(18,544,250)
Sale of short-term investment	15,217,504	35,803,336	20,274,423
Net cash (used in) provided by investing activities	(4,202,496)	337,101	1,730,173
Cash flows from financing activities:
Cash received from the issuance of ordinary shares	7,230,000	0	0
Payment of transaction cost for issuing new shares	(282,550)	(344,605)	(42,835)
Net cash provided by (used in) financing activities	6,947,450	(344,605)	(42,835)
Net change in cash and cash equivalents	(3,994,121)	2,072,883	2,585,705
Cash and cash equivalents at beginning of year	11,760,859	9,687,976	7,102,271
Cash and cash equivalents at end of year	7,766,738	11,760,859	9,687,976
Supplemental disclosure of non-cash financing Activities:
Non-cash deferred offering costs	770,000	0	0
Class A Ordinary Shares
Supplemental disclosure of non-cash financing Activities:
Receivable from issuance	0	0	8,009
Class B Ordinary Shares
Supplemental disclosure of non-cash financing Activities:
Receivable from issuance	$ 0	$ 0	$ 10,000